Long Term Bank Deposits	12 Months Ended
Dec. 31, 2024
Long Term Bank Deposit [Abstract]
Long Term Bank Deposits
6. LONG-TERM BANK DEPOSITS

	As of December 31,
	2023	2024
	RMB	RMB
Long-term bank deposits (1)	117,573	—

(1)
The Group’s long-term bank deposits were fixed deposits in financial institutions with original maturities of 18 months. For the years ended December 31, 2022, 2023 and 2024, the weighted average return of the wealth management products was nil, 4.0% and 0.43%, respectively.